COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Rental Commitments
Aggregate minimum rental commitments under non-cancelable leases at September 30, 2013, were as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2013	1,518	359	1,877
2014	3,024	1,140	4,164
2015	2,595	648	3,243
2016	2,450	363	2,813
2017 and thereafter	2,984	-	2,984
	12,571	2,510	15,081